[Letterhead of Paul Hastings LLP]

(212) 318-6097 billbelitsky@paulhastings.com
June 6, 2016

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Gabelli NextShares Trust (the "Company") Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith is a copy of the Registration Statement on Form N-1A, including exhibits, for filing under the Securities Act of 1933.

This filing is for the registration of shares of common stock of an open-end, diversified management investment company pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Company is organized as an exchange-traded fund and consists of five separate portfolios.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Bill Belitsky

Bill Belitsky

of PAUL HASTINGS LLP

Enclosures